Other Liabilities, Provisions, Contingencies and Commitments - Narrative (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Aggregate amount claimed against company	$ 190,305
Litigation amount	20,054	$ 15,700	$ 13,692
Commitments for the purchase of property, plant and equipment	7,263	$ 9,166	$ 3,394
ICMS | Coca-Cola FEMSA
Disclosure of financial liabilities [line items]
Tax contingencies amount	10,649
Tax credits | Coca-Cola FEMSA
Disclosure of financial liabilities [line items]
Tax contingencies amount	37,980
Federal taxes | Coca-Cola FEMSA
Disclosure of financial liabilities [line items]
Tax contingencies amount	31,571
Amortization of goodwill | Coca-Cola FEMSA
Disclosure of financial liabilities [line items]
Tax contingencies amount	13,306
Liability over the operations of third party | Coca-Cola FEMSA
Disclosure of financial liabilities [line items]
Tax contingencies amount	2,569
Exclusion of ICMS from PIS/COFINS taxable basis | Coca-Cola FEMSA
Disclosure of financial liabilities [line items]
Tax contingencies amount	6,290
Tax Deductions Disputes | Coca-Cola FEMSA
Disclosure of financial liabilities [line items]
Tax contingencies amount	19,355
Brazil
Disclosure of financial liabilities [line items]
Tax contingencies amount	$ 121,720